Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Other Intangibles
Goodwill by Segment

Below is a summary of the changes in the carrying amount of goodwill by segment for the years ended December 31, 2017 and 2016:

	Pharmacy
In millions	Services	Retail/LTC	Total
Balance, December 31, 2015	$21,685	$16,421	$38,106
Acquisitions	—	126	126
Foreign currency translation adjustments	—	17	17
Other (1)	(48)	48	—
Balance, December 31, 2016	21,637	16,612	38,249
Acquisitions	182	203	385
Foreign currency translation adjustments	—	(2)	(2)
Impairments	—	(181)	(181)
Balance, December 31, 2017	$21,819	$16,632	$38,451
(1)	“Other” represents immaterial purchase accounting adjustments for acquisitions.

Summary of the Company's intangible assets

The following table is a summary of the Company’s intangible assets as of December 31:

	2017			2016
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
In millions	Amount	Amortization	Amount	Amount	Amortization	Amount
Trademark (indefinitely-lived)	$6,398	$—	$6,398	$6,398	$—	$6,398
Customer contracts and relationships and covenants not to compete	12,341	(5,536)	6,805	11,485	(4,802)	6,683
Favorable leases and other	1,190	(763)	427	1,123	(693)	430
	$19,929	$(6,299)	$13,630	$19,006	$(5,495)	$13,511

Anticipated Annual Amortization for Intangible Assets	The anticipated annual amortization expense for these intangible assets for the next five years is as follows:

In millions
2018	$817
2019	771
2020	600
2021	539
2022	494